Leases	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

9 - LEASES

The Company leases office spaces in different cities in the PRC under non-cancelable operating leases, with terms ranging between 3 months and 41 months. The Company includes the renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of December 31, 2024	As of June 30, 2024
Right of use assets	$573,698	$700,108

Operating lease liabilities, current	$213,216	$124,512
Operating lease liabilities, noncurrent	393,972	503,847
Total operating lease liabilities	$607,188	$628,359

Other information about the Company’s leases is as follows:

	For the Six Months Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$209,771	$242,102
Operating cash flows used in short-term leases	$32,795	$77,529

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$653,675	$—

Weighted average remaining lease term (years)	2.26	0.97
Weighted average discount rate	4.75%	4.75%

Operating lease expenses were $163,310 and $320,330, respectively, for the six months ended December 31, 2024 and 2023, respectively. Short-term lease expenses were $35,829 and $59,553, respectively, for the six months ended December 31, 2024 and 2023, respectively.

The Company’s maturity analysis of operating lease liabilities as of December 31, 2024 is as follows:

Operating
For the Year Ended June 30,	leases
2025	$116,684
2026	233,368
2027	233,368
2028	58,342
Total lease payments	641,762
Less: Imputed interest	(34,574)
Present value of lease liabilities	607,188
Less: Operating lease liabilities, current	213,216
Operating lease liabilities, noncurrent	$393,972